SEGMENT INFORMATION - Revenue Disaggregated by Service (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 848,819	$ 788,377	$ 726,361	$ 684,124	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 3,047,681	$ 2,705,801	$ 2,533,048
Felix
Segment Reporting Information [Line Items]
Revenues											36,900
Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,467,925	1,326,205	1,132,241
Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									283,218	196,015	159,641
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									213,753	167,594	130,991
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									613,274	742,184	823,950
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									469,759	274,107	286,586
North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,395,428	1,249,892	1,062,171
Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									72,497	76,313	70,070
Marketplace | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									138,726	38,950	19,665
Marketplace | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,131,320	992,668	774,495
Consumer Connection | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,054,660	913,533	704,341
Membership Subscription | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									50,975	63,872	66,214
Other | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									25,685	15,263	3,940
Advertising and Other | North America | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									264,108	257,224	287,676
Advertising and Other | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									1,714	2,471	1,795
Consumer Connection | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									57,692	59,611	50,913
Membership Subscription | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									303,482	194,362	102,592
Membership Subscription | Europe | Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenues									13,091	14,231	17,362
Platform | Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									283,218	193,736	146,665
Hardware | Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenues									0	2,279	12,976
Advertising | Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									137,455	126,350	103,704
Advertising | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									596,363	726,021	802,469
Advertising | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									19,366	27,858	78,712
Google Advertising | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									506,077	678,438	770,494
Google Advertising | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									3,130	4,486	14,393
Other | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									90,286	47,583	31,975
Other | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									16,236	23,372	64,319
Affiliate Commerce Commission | Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenues									76,298	41,244	27,287
Media Production and Distribution | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									3,585	8,897	61,717
Other | Operating Segments | Search
Segment Reporting Information [Line Items]
Revenues									16,911	16,163	21,481
Other | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									190	159	1,758
Service | Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenues									$ 4,410	$ 3,881	$ 22,142